Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of grant of options to employees and directors
September 30,
2018

Opening balance	-
Granted	131,200

Outstanding as of September 30, 2018	131,200

2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of grant of options to employees and directors

	As of September 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (in years)

Options outstanding as of December 31, 2017	4,896	$190.8	4.86
Granted	-	-	-

Options outstanding and exercisable as of September 30, 2018	4,896	$190.8	4.11

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	4,896	$0.33	3.86
Granted	-	-

Options outstanding and exercisable at end of year	4,896	$0.33	4.86

2015 Wize Israel's Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of grant of options to employees and directors

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	109,659	$3.7	2.16
Exercised (*)	(31,439)	0.82
Expired (see Note 12f)	(78,220)	-

Options outstanding and exercisable at end of year	-	$-	-

(*)	On October 26, 2017 (prior to the merger transaction as described in Note 1d), the chairman of the Board of Directors of Wize Israel (“Chairman”) exercised 25,904 stock options into 25,904 ordinary shares of Wize Israel at an exercise price per share of NIS 2.89 (approximately $0.82) for a total amount of $21. On November 8, 2017, the Chairman exercised additional 5,535 stock options into 5,535 ordinary shares of Wize Israel on a cashless exercise basis.

2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of grant of options to employees and directors

	As of September 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (in years)

Options outstanding as of December 31, 2017	-	$-	-
Granted	255,000	$3.68	6.55

Options outstanding as of September 30, 2018	255,000	$3.68	6.55

Options exercisable as of September 30, 2018	19,125	$3.59	6.5